Investment in Qualified Affordable Housing (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2016 and 2015.

(In thousands)	December 31, 2016	December 31, 2015
Affordable housing tax credit investments	$52,947	$51,247
Unfunded commitments	14,282	20,311